General information, statement of compliance and basis of presentation	6 Months Ended
Jun. 30, 2022
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General information, statement of compliance and basis of presentation	General information, statement of compliance and basis of presentation
General principles

The interim condensed consolidated financial statements as of June 30, 2022 and for the six-month period ended June 30, 2022 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board on September 28, 2022.

All amounts in the interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The summarized interim consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2021 as described below.

Seasonality of the Company’s activities

According to IAS 34 – Interim Financial Reporting, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34-20.

Statement of compliance and basis of presentation

The interim condensed consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of June 30, 2022. The interim condensed consolidated financial statements are also compliant with IFRS as adopted by the European Union at the date of preparation of these financial statements.

The accounting principles used to prepare the interim condensed consolidated financial statements for the six-month period ended June 30, 2022 are identical to those used for the year ended December 31, 2021 except for the standards listed below that required adoption in 2022.

Application of New or Amended Standards and Interpretations

The Company adopted the following standards, amendments and interpretations whose application was mandatory for periods beginning on or after January 1, 2022:

Amendments to IFRS 3	Conceptual framework
Amendments to IAS 37	Onerous contracts
Amendments to IAS 16	Proceeds before intended use
The application of these standards and these amendments had no impact on the Company’s interim condensed consolidated financial statements.

The following pronouncements and related amendments are applicable for the accounting periods beginning after January 1, 2023 or later, as specified below. We are currently evaluating if the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position, or cash flows:
•Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in July 2020 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)